Supplementary Financial Information (Schedule Of Estimated Aggregate Amortization Expenses) (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Supplementary Financial Information [Abstract]
2019	$ 52
2020	51	$ 50
2021	51	49
2022	51	49
2023	$ 51	49
2023		$ 49